Transamerica International Equity

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Australia - 3.7%
BHP Group Ltd., ADR (A)	244,176	$ 15,297,626
BHP Group Ltd.	519,000	16,039,651
Macquarie Group Ltd.	427,300	50,230,912
Santos Ltd.	11,812,700	63,159,335
Sonic Healthcare Ltd.	403,000	9,514,932
Westpac Banking Corp.	1,583,900	23,767,650

		178,010,106

Belgium - 3.3%
Anheuser-Busch InBev SA	1,452,400	83,119,393
Groupe Bruxelles Lambert NV	340,520	27,533,514
KBC Group NV	650,900	48,951,472

		159,604,379

Canada - 0.7%
CCL Industries, Inc., Class B	215,800	10,346,093
TFI International, Inc.	182,200	23,385,546

		33,731,639

Finland - 1.0%
Nokia OYJ	11,796,800	46,408,757

France - 10.0%
Accor SA	638,900	24,087,724
Amundi SA (B)	533,000	32,700,681
Capgemini SE	334,452	60,620,307
Cie de Saint-Gobain	479,337	32,401,879
Engie SA	1,914,800	31,394,582
Rexel SA	861,817	20,770,693
Sanofi	677,701	72,344,916
Societe Generale SA	1,218,100	33,100,835
Sodexo SA	344,300	35,334,602
TotalEnergies SE	1,079,500	65,588,683
Veolia Environnement SA	2,452,023	79,801,607

		488,146,509

Germany - 11.5%
Allianz SE	244,302	58,395,845
BASF SE	553,600	29,685,490
Bayer AG	434,652	25,395,608
Deutsche Boerse AG	230,582	44,189,407
DHL Group	1,469,601	75,491,431
Heidelberg Materials AG	782,342	63,395,659
Infineon Technologies AG	1,509,527	66,389,021
K&S AG	606,700	11,556,934
SAP SE	645,247	88,255,496
Siemens AG	446,295	76,048,923
Talanx AG	314,384	19,253,559

		558,057,373

Hong Kong - 1.9%
CK Asset Holdings Ltd.	4,708,400	27,167,678
CK Hutchison Holdings Ltd.	10,756,700	66,342,339

		93,510,017

Ireland - 4.6%
AerCap Holdings NV (C)	950,500	60,651,405
AIB Group PLC	11,374,000	53,499,459
DCC PLC	853,131	49,389,369

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Ryanair Holdings PLC, ADR (C)	46,472	$ 4,764,774
Smurfit Kappa Group PLC	1,427,215	56,476,352

		224,781,359

Israel - 0.9%
Check Point Software Technologies Ltd. (C)	323,600	42,783,156

Italy - 0.4%
Prysmian SpA	465,266	18,544,055

Japan - 16.8%
Astellas Pharma, Inc.	3,151,800	46,092,292
Denka Co. Ltd.	735,780	14,509,758
FANUC Corp.	1,269,000	38,784,044
Fujitsu Ltd.	408,660	52,811,402
Hitachi Ltd.	1,087,980	71,107,005
Kirin Holdings Co. Ltd.	750,200	11,087,024
Kyocera Corp.	684,600	36,784,047
Nintendo Co. Ltd.	1,160,300	52,605,595
Olympus Corp.	2,247,700	36,599,283
ORIX Corp.	3,459,000	66,400,935
Rakuten Group, Inc. (A)	7,274,800	28,385,348
SBI Holdings, Inc.	2,348,600	49,517,630
Seven & i Holdings Co. Ltd.	1,587,000	65,737,820
Sony Group Corp.	1,043,100	97,626,799
Square Enix Holdings Co. Ltd.	420,000	19,437,528
Sumitomo Mitsui Financial Group, Inc.	1,384,800	65,159,043
Toyota Industries Corp.	871,800	62,873,286

		815,518,839

Luxembourg - 0.9%
ArcelorMittal SA	1,541,035	44,561,894

Netherlands - 5.3%
ASML Holding NV	91,000	65,255,568
EXOR NV	216,700	20,237,952
Heineken Holding NV	580,185	47,556,461
ING Groep NV, Series N	1,817,700	26,540,901
Koninklijke Philips NV	825,318	17,157,828
NXP Semiconductors NV	237,100	52,868,558
Stellantis NV	1,328,400	27,230,985

		256,848,253

Norway - 1.9%
Aker BP ASA (A)	1,573,299	43,977,643
DNB Bank ASA	2,393,800	49,387,381

		93,365,024

Republic of Korea - 1.5%
Samsung Electronics Co. Ltd.	1,372,819	75,175,747

Singapore - 1.3%
DBS Group Holdings Ltd.	2,443,800	62,962,653

Sweden - 2.3%
Essity AB, Class B	1,717,100	42,558,842
Husqvarna AB, B Shares (A)	1,096,900	10,769,552
Skandinaviska Enskilda Banken AB, Class A	2,790,400	33,811,704
Volvo AB, B Shares	1,115,237	24,584,924

		111,725,022

Switzerland - 9.4%
ABB Ltd.	1,280,400	51,183,698
Cie Financiere Richemont SA, Class A	329,800	53,059,962
Glencore PLC	7,001,800	42,552,048
Julius Baer Group Ltd.	413,600	29,215,939

Transamerica Funds	Page 1

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Nestle SA	724,864	$ 88,840,622
Novartis AG	728,815	76,111,670
Roche Holding AG	331,961	103,008,597
Siemens Energy AG (C)	941,597	15,933,056

		459,905,592

United Kingdom - 18.1%
Ashtead Group PLC	824,900	60,998,546
Aviva PLC	1,410,612	7,031,237
Barratt Developments PLC	2,991,742	17,534,770
BP PLC	10,958,300	67,925,875
Bunzl PLC	807,848	29,941,377
Burberry Group PLC	578,700	16,509,650
CNH Industrial NV	3,072,400	44,286,956
Dowlais Group PLC (C)	3,965,073	6,256,402
Entain PLC	2,192,800	39,003,823
GSK PLC	2,618,180	46,523,111
Inchcape PLC	2,503,396	26,296,210
Informa PLC	4,002,551	38,946,244
Kingfisher PLC	12,662,600	39,927,578
Legal & General Group PLC	14,692,500	44,008,998
Liberty Global PLC, Class C (C)	1,771,600	35,006,816
Lloyds Banking Group PLC	95,243,254	54,924,220
Persimmon PLC	1,439,800	21,415,614
Reckitt Benckiser Group PLC	907,300	67,976,676
Shell PLC	1,012,900	30,755,744
Smith & Nephew PLC	3,563,800	54,197,169
Tesco PLC	18,475,132	61,171,930
Unilever PLC	1,327,714	71,411,330

		882,050,276

United States - 1.0%
Linde PLC	130,300	50,904,301

Total Common Stocks (Cost $3,946,050,097)		4,696,594,951

PREFERRED STOCK - 0.5%
Germany - 0.5%
Henkel AG & Co. KGaA, 2.64%	328,410	25,341,080

Total Preferred Stock (Cost $25,723,950)		25,341,080

	Shares	Value
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (D)	41,787,126	$ 41,787,126

Total Other Investment Company (Cost $41,787,126)		41,787,126

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
Fixed Income Clearing Corp., 2.50% (D), dated 07/31/2023, to be repurchased at $122,474,638 on 08/01/2023. Collateralized by a U.S. Government Obligation, 0.63%, due 07/31/2026, and with a value of $124,915,502.	$ 122,466,134	122,466,134

Total Repurchase Agreement (Cost $122,466,134)		122,466,134

Total Investments (Cost $4,136,027,307)		4,886,189,291
Net Other Assets (Liabilities) - (0.4)%		(20,897,898)

Net Assets - 100.0%		$ 4,865,291,393

Transamerica Funds	Page 2

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	9.2%	$452,105,318
Pharmaceuticals	7.6	369,476,194
Oil, Gas & Consumable Fuels	5.6	271,407,280
Industrial Conglomerates	5.4	262,887,636
Capital Markets	4.2	205,854,569
Semiconductors & Semiconductor Equipment	3.8	184,513,147
Machinery	3.7	181,298,762
Trading Companies & Distributors	3.5	172,362,021
Beverages	2.9	141,762,878
Household Durables	2.8	136,577,183
Household Products	2.8	135,876,598
Software	2.7	131,038,652
Insurance	2.6	128,689,639
Consumer Staples Distribution & Retail	2.6	126,909,750
Metals & Mining	2.4	118,451,219
Financial Services	2.3	114,172,401
IT Services	2.3	113,431,709
Multi-Utilities	2.3	111,196,189
Health Care Equipment & Supplies	2.2	107,954,280
Chemicals	2.2	106,656,483
Hotels, Restaurants & Leisure	2.0	98,426,149
Food Products	1.8	88,840,622
Electrical Equipment	1.8	85,660,809
Air Freight & Logistics	1.5	75,491,431
Technology Hardware, Storage & Peripherals	1.5	75,175,747
Entertainment	1.5	72,043,123
Personal Care Products	1.5	71,411,330
Textiles, Apparel & Luxury Goods	1.4	69,569,612
Containers & Packaging	1.4	66,822,445
Construction Materials	1.3	63,395,659
Communications Equipment	0.9	46,408,757
Specialty Retail	0.8	39,927,578
Media	0.8	38,946,244
Electronic Equipment, Instruments & Components	0.7	36,784,047
Diversified Telecommunication Services	0.7	35,006,816
Building Products	0.7	32,401,879
Broadline Retail	0.6	28,385,348
Automobiles	0.6	27,230,985
Real Estate Management & Development	0.6	27,167,678
Distributors	0.5	26,296,210
Ground Transportation	0.5	23,385,546
Health Care Providers & Services	0.2	9,514,932
Automobile Components	0.1	6,256,402
Passenger Airlines	0.1	4,764,774

Investments	96.6	4,721,936,031
Short-Term Investments	3.4	164,253,260

Total Investments	100.0%	$4,886,189,291

Transamerica Funds	Page 3

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$296,008,275	$4,400,586,676	$—	$4,696,594,951
Preferred Stock	—	25,341,080	—	25,341,080
Other Investment Company	41,787,126	—	—	41,787,126
Repurchase Agreement	—	122,466,134	—	122,466,134

Total Investments	$337,795,401	$4,548,393,890	$—	$4,886,189,291

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $57,761,373, collateralized by cash collateral of $41,787,126 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $18,594,639. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of the 144A security is $32,700,681, representing 0.7% of the Fund’s net assets.
(C)	Non-income producing securities.
(D)	Rates disclosed reflect the yields at July 31, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 4

Transamerica International Equity

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica International Equity (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5